Impairment	12 Months Ended
Dec. 31, 2022
Impairment
Impairment

25.	Impairment

(Losses) / reversals	2022	2021	2020
Property, plant and equipment	(1,163)	3,414	(7,342)
Intangible assets	(1)	1	(12)
Assets classified as held for sale	(151)	(225)	15
Impairment losses	(1,315)	3,190	(7,339)
Investments	(6)	383	(514)
Net effect within the statement of income	(1,321)	3,573	(7,853)
Losses	(1,640)	(654)	(15,692)
Reversals	319	4,227	7,839

The Company annually tests its assets for impairment or when there is an indication that their carrying amount may not be recoverable, or that there may be a reversal of impairment losses recognized in previous years.

On November 30, 2022, management concluded and approved its 2023-2027 Strategic Plan, considering a complete update of economic assumptions, as well as its project portfolio and estimates of reserve volumes.

The oil and gas production estimated in the scope of this plan indicates a continuous growth focused on the development of projects that generate higher value, with an increase in the participation of assets in the pre-salt layer, which present lower lifting costs. During this period, 18 new production systems are expected to enter into operation, all of which to be allocated to deep and ultra-deep water projects.

25.1.	Impairment of property, plant and equipment and intangible assets
Asset or CGU by nature (*)	Carrying amount	Recoverable amount (**)	Impairment (losses) / reversals	Business segment	Comments
				2022
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	8,307	7,747	(628)	E&P	item (a1)
Oil and gas production and drilling equipment in Brazil	486	7	(478)	E&P	item (b1)
Itaboraí utilities	919	777	(142)	Gas &Power	item (c)
Second refining unit in RNEST	792	882	89	RT&M	item (d1)
Others			(5)	Several
			(1,164)
				2021
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	23,734	36,396	3,373	E&P	item (a2)
Oil and gas production and drilling equipment in Brazil	250	-	(250)	E&P	item (b2)
Second refining unit in RNEST	404	767	359	RT&M	item (d2)
Others			(67)	Several
			3,415
				2020
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	42,421	40,511	(7,316)	E&P	item (a3)
Oil and gas production and drilling equipment in Brazil	120	−	(119)	E&P	item (b3)
Second refining unit in RNEST	410	388	(22)	RT&M	item (d3)
Comperj	266	526	260	RT&M	item (e)
Corporate facilities	152	−	(161)	Corporate, others	item (f)
Others			2	Several
			(7,354)
(*) It only includes carrying amounts and recoverable amounts of impaired assets or assets for which reversals were recognized.
(**) The recoverable amounts of assets for impairment computation were their value in use, except for assets held for sale, for which is used fair value.

In assessing the recoverable amount of property, plant and equipment and intangible assets, individually or grouped in CGUs, the Company bases its cash flow projections on:

·	the estimated useful life of the asset or assets grouped into the CGU, based on the expected use of those assets, considering the Company’s maintenance policy;
·	assumptions and financial forecasts approved by management for the period corresponding to the expected life cycle of each different business; and
·	discount rates derived from the Company’s post-tax weighted average cost of capital (WACC), adjusted by specific risk-premiums in case of projects postponed for an extended period, or by specific country-risks, in case of assets abroad. The use of post-tax discount rates in determining value in use does not result in different recoverable amounts if pre-tax discount rates had been used.
25.1.1.	Planning assumptions used in impairment testing

The cash flow projections used to measure the value in use of the CGUs, at December 31, 2022, were mainly based on the following updated assumptions for average Brent prices and Brazilian real/U.S. dollar average exchange rates:

2023-2027 Strategic Plan	2023	2024	2025	2026	2027	Long term Average
Average Brent (US$/barrel)	85	80	75	70	65	55
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.02	5.00	5.00	4.97	4.88	4.76

At December 31, 2021, average Brent prices and Brazilian real/U.S. dollar average exchange rates used were:

2022-2026 Strategic Plan (*)	2022	2023	2024	2025	2026	Long term Average
Average Brent (US$/barrel)	72	65	60	55	55	55
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.40	5.33	5.19	5.15	5.14	5.08

At December 31, 2020, average Brent prices and Brazilian real/U.S. dollar average exchange rates used were:

2021-2025 Strategic Plan (*)	2021	2022	2023	2024	2025	Long term Average
Average Brent (US$/barrel)	45	45	50	50	50	50
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.50	4.69	4.46	4.28	4.07	3.76

Post-tax discount rates, excluding inflation, applied in the tests which presented the main impairment losses and reversals for the period were:

Activity	12.31.2022	12.31.2021
Producing properties relating to oil and gas activities in Brazil	7.3% p.a.	6.4% p.a.
RT&M in Brazil – postponed projects	7.1% p.a.	6.2% p.a.
Gas utilities	5.7% p.a.	5.1% p.a.

Information on key assumptions for impairment testing and on CGU definitions is presented in note 4.2.

25.1.2.	Information on the main impairment losses of property, plant and equipment and intangible assets

a1) Producing properties in Brazil – 2022

Impairment losses on producing properties in Brazil amount to US$ 628, mainly in Roncador field (US$ 518), reflecting the revision of abandonment costs and of the recovery of areas, as well as changes in operational efficiency estimates, which had a negative effect over production curves of this field.

a2) Producing properties in Brazil – 2021

Impairment reversals on producing properties in Brazil amount to US$ 3,918, most of it related to CGUs of producing properties, reflecting the revision on the key assumptions of the 2022-2026 Strategic Plan, mainly the increase in average Brent prices.

a3) Producing properties in Brazil – 2020

Impairment losses on producing properties in Brazil amounted to US$ 7,316, most of it related to CGUs that provided service in E&P fields, also reflecting the hibernation of producing assets on the first quarter of 2020, as well as the revision on the key assumptions of the Strategic Plan, mainly expected Brent prices, depreciation of Brazilian real against U.S. dollar, economic slowdown and reduction on demand for oil and oil products.

b1) Oil and gas production and drilling equipment in Brazil – 2022

Impairment losses of US$ 478 relates to equipment and structures in the E&P segment, mainly due to the decision to cease the use of platforms P-18, P-19, P-20, P-35 and P-47 in the Marlim field, leading to the recognition of losses in the amount of US$ 402.

b2) Oil and gas production and drilling equipment in Brazil - 2021

Impairment losses of US$ 250 relates to equipment and structures in the E&P segment, mainly due to the decision to cease the use of platforms P-26 and P-33 in the Marlim field, leading to the recognition of losses in the amount of US$ 210.

b3) Oil and gas production and drilling equipment in Brazil - 2020

Impairment losses of US$ 120 relates to equipment and structures in the E&P segment, mainly due to the decision to cease with the Estaleiro Inhaúma project, leading to the recognition of losses in the amount of US$ 69.

c) Itaboraí utilities

The postponement of the beginning of operations of the Natural Gas Processing Unit (UPGN) of the Gaslub plant in Itaboraí, in the state of Rio de Janeiro, due to the termination of the agreement with the contractor responsible for the works, impacted revenue estimate, resulting in the recognition of a US$ 142 impairment loss.

d1) Second refining unit of RNEST – 2022

The cash flows to measure the value in use of the second refining unit of RNEST considers operational optimization and the margins for the refining segment estimated in the 2023-2027 Strategic Plan, triggering impairment reversals in the amount of US$ 89.

d2) Second refining unit of RNEST – 2021

The cash flows to measure the value in use of the second refining unit of RNEST took into account the decision to resume the works, according to the 2022-2026 Strategic Plan, triggering impairment reversals in the amount of US$ 359.

d3) Second refining unit of RNEST – 2020

The cash flows to measure the value in use of the second refining unit of RNEST took into account the postponing of the beginning of the operation, triggering impairment losses in the amount of US$ 22.

e) Comperj – 2020

Impairment reversals amounted to US$ 260, mainly due to the reduction in the estimated investments for the completion of the project relating to the first refining unit facilities, resulting from the depreciation of the Brazilian Real in relation to the U.S. Dollar, as well as to optimization measures adopted.

f) Corporate facilities – 2020

The Company decided to hibernate a corporate building, in the state of Bahia, due to its permanent vacancy, resulting in a US$ 161 impairment loss on the right of use asset.

25.1.3.	Assets most sensitive to future impairment

Whenever the recoverable amount of an asset or CGU falls below the carrying amount, an impairment loss is recognized to reduce the carrying amount to the recoverable amount. The following table presents the assets and CGUs most sensitive to future impairment losses, presenting recoverable amounts close to their current carrying amounts.

The analysis presented below considers CGUs with estimated impairment losses or reversals if there was a 10% reduction or increase in their recoverable amounts, arising from changes in material assumptions:

Potential impairment losses - 10% reduction in the recoverable amount	Business segment	Carrying amount	Recoverable amount	Sensitivity
Asset with recoverable amount close to its carrying amount
CGU Marlim Sul	E&P	5,544	5,365	(179)
Assets with impairment losses
Producing properties relating to oil and gas activities in Brazil (CGU Roncador)	E&P	7,313	6,581	(732)
Second refining unit of RNEST	RTC	882	794	(88)
Itaboraí utilities	G&E	777	699	(78)
		14,516	13,439	(1,077)

Potential impairment reversals - 10% increase in the recoverable amount	Business segment	Carrying amount	Recoverable amount	Sensitivity (*)
Assets with impairment losses
Producing properties relating to oil and gas activities in Brazil (CGU Roncador)	E&P	7,313	8,044	731
Second refining unit of RNEST	RTC	882	970	88
Itaboraí utilities	G&E	777	855	78
		8,972	9,869	897
(*) When calculating a 10% increase in the recoverable amount, the amount of impairment to be reversed is limited to the accumulated impairment of the CGU or to their recoverable amounts, whichever is lower.

Accounting policy for impairment of property, plant and equipment and intangible assets

Property, plant and equipment and intangible assets are assessed for impairment at the smallest identifiable group that generates largely independent cash inflows from other assets or groups of assets (CGU). Note 4.2 presents detailed information about the Company’s CGUs.

Assets related to development and production of oil and gas assets (fields or group of fields) that have indefinite useful lives, such as goodwill, are tested for impairment at least annually, irrespective of whether there is any indication of impairment.

Considering the existing synergies between the Company’s assets and businesses, as well as the expectation of the use of its assets for their remaining useful lives, value in use is generally used by the Company for impairment testing purposes. When specifically indicated, the Company assesses differences between its assumptions and assumptions that would be used by market participants in the determination of the fair value of an asset or CGU.

Reversal of previously recognized impairment losses may occur for assets other than goodwill.

25.2.	Assets classified as held for sale

Asset or CGU by nature (*)	Carrying amount	Recoverable amount (**)	Impairment (losses) / reversals	Business segment

				2022
Producing properties relating to oil and gas activities	376	300	(116)	E&P
Refinery and associated logistics assets	77	34	(44)	RT&M
Others			9
Total			(151)
				2021
Thermoelectric power plants	91	12	(79)	G&E
Investments in associates and joint ventures	107	44	(67)	G&E
Oil and gas production and drilling equipment	47	-	(46)	E&P
Refineries and associated logistics assets	255	218	(37)	RT&M
Others			4
Total			(225)

				2020
Producing properties relating to oil and gas activities	−	279	67	E&P
Cartola and Ataulfo Alves vessels	80	19	(62)	RT&M
Others			10
Total			15
(*) It only includes carrying amounts and recoverable amounts of impaired assets or assets for which reversals were recognized.
(**) The recoverable amounts of assets for impairment computation were their fair value.

In 2022, the Company recognized losses on assets held for sale, in the amount of US$ 150, arising from the assessment at the fair value of assets, net of disposal expenses, mainly:

i.	producing properties relating to oil and gas activities – a US$ 116 impairment loss, due to the revision of abandonment costs and of the recovery of areas of several concessions in groups of fields Golfinho (a US$ 72 impairment loss), Pescada (a US$ 29 impairment loss) and Camarupim (a US$ 15 impairment loss); and
ii.	refinery and associated logistics assets: approval for the disposal of LUBNOR refinery, in the state of Ceará, resulting in the recognition of a US$ 44 impairment loss.

In 2021, the Company recognized losses on assets held for sale, in the amount of US$ 225, arising from the assessment at the fair value of assets, net of disposal expenses, mainly due to:

i.	Camaçari power plants – following the closing of the sale of thermoelectric power plants Arembepe, Muryci and Bahia 1, located in Camaçari, in the state of Bahia, these assets were measured at fair value net of selling expenses, and a US$ 79 impairment loss was accounted for in the second quarter of 2021.
ii.	Breitener Energética S.A – following the sale of this company, in the state of Amazonas, Petrobras recognized a US$ 67 loss;
iii.	Oil and gas production and drilling equipment in Brazil: approval for the disposal of P-32 platform, resulting in the recognition of US$ 46 losses; and
iv.	Refineries and associated logistics assets: following the approval for the sale of refinery Isaac Sabbá (REMAN), in the state of Amazonas, a US$ 12 impairment loss was recognized, and of the refinery Shale Industrialization Unit (SIX), in the state of Paraná, a US$ 25 impairment loss was recognized.

In 2020, the Company recognized reversals in the amount of US$ 15 arising from the fair value of assets, net of disposal expenses, with the most significant relating to:

v.	the sale of Recôncavo group of fields (14 concessions located onshore and in shallow waters) in the amount of US$ 35;
vi.	the sale of Rio Ventura group of fields (8 concessions located onshore) in the amount of US$ 18;
vii.	the sale of Fazenda Belém group of fields, in the amount of US$ 14.

These reversals were partially offset by a US$ 62 impairment loss relating to Cartola and Ataulfo Alves vessels.

The accounting policy for assets and liabilities held for sale is set out in note 30.

25.3.	Investments in associates and joint ventures (including goodwill)

Value in use is generally used for impairment test of investments in associates and joint ventures (including goodwill). The basis for estimates of cash flow projections includes: projections covering a period of 5 to 12 years, zero-growth rate perpetuity, budgets, forecasts and assumptions approved by management and a post-tax discount rate derived from the WACC or the Capital Asset Pricing Model (CAPM) models, specific for each case.

Accounting policy for impairment of associates and joint ventures

Investments in associates and joint ventures are tested individually for impairment. When performing impairment testing of an equity-accounted investment, goodwill, if it exists, is also considered part of the carrying amount to be compared to the recoverable amount.

Except when specifically indicated, value in use is generally used by the Company for impairment testing purposes in proportion to the Company’s interests in the present value of future cash flow projections via dividends and other distributions.

25.3.1.	Investment in publicly traded associates
a)	Braskem S.A.

Braskem’s shares are publicly traded on stock exchanges in Brazil and abroad. As of December 31, 2022, the quoted market value of the Company’s investment in Braskem was US$ 1,370 based on the quoted values of both Petrobras’ interest in Braskem’s common stock (47% of the outstanding shares), and preferred stock (22% of the outstanding shares). However, there is extremely limited trading of the common shares, since non-signatories of the shareholders’ agreement hold only approximately 3% of the common shares.

Given the operational relationship between Petrobras and Braskem, the recoverable amount of the investment for impairment testing purposes was determined based on value in use, considering future cash flow projections and the manner in which the Company can derive value from this investment via dividends and other distributions to arrive at its value in use. As the recoverable amount was higher than the carrying amount, no impairment losses were recognized for this investment.

Cash flow projections to determine the value in use of Braskem were based on estimated prices of feedstock and petrochemical products reflecting international trends on prices, petrochemical products sales volume estimates reflecting projected Brazilian and global G.D.P. growth, post-tax discount rate (excluding inflation) of 6.2% p.a., (WACC), and decreases in the EBITDA margin during the growth cycle of the petrochemical industry in the next years and increases in the long-term. Estimated exchange rates and Brent prices are the same as those set out in note 25.1.1.

On December 16, 2021, Petrobras' Board of Directors approved the model for the sale of up to 100% of its preferred shares of Braskem, to be conducted through a secondary public offering (follow-on), according to an agreement entered into with Novonor (Braskem's parent company).

On January 17, 2022, Petrobras filed a follow-on request with the CVM. However, on January 28, 2022, the offer was canceled due to unstable market conditions, which resulted in demand and price levels unfavorable for the transaction.

b)	Petrobras Distribuidora S.A. (renamed Vibra Energia S.A.)

On August 26, 2020 the Company’s Board of Directors approved the disposal of the remaining interest in this associate and, on June 30, 2021, the Company’s Board of Directors approved the price per common share of BR Distribuidora in the amount of US$ 5.20 (R$ 26.00) for the secondary public offering (follow on) of these shares, totaling US$ 2,252 (R$ 11,264 million), net of transaction costs.

Accordingly, considering the sale of the shares and the cash flows arising from this sale, a US$ 404 impairment reversal was accounted for within results of equity-accounted investments, in the second quarter of 2021. The transaction was closed on July 5, 2021.